[Graphic Omitted]

----------------
REPUBLIC

NEW YORK TAX-FREE

MONEY MARKET

FUND


SEMI-ANNUAL REPORT

April 30, 1998

PRESIDENT'S MESSAGE

                                                                       June 1998

Dear Shareholder:

    We are very pleased to present you with the semi-annual report for the Republic New York Tax-Free Money Market Fund for the six months ended April 30, 1998. In this report we have provided you with a commentary from the Investment Adviser, Republic National Bank of New York.

    We hope you find this commentary and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Financial statements and portfolio holdings for the Republic New York Tax-Free Money Market Fund for the six months ended April 30, 1998 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Walter B. Grimm

                                      Walter B. Grimm
                                      President

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
SEMI-ANNUAL REPORT -- APRIL 30, 1998

TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----
President's Message .................................................      1
Commentary from the Investment Adviser ..............................      3
Statement of Net Assets .............................................      4
Statement of Operations .............................................     10
Statements of Changes in Net Assets .................................     11
Notes to Financial Statements .......................................     12
Financial Highlights ................................................     16

COMMENTARY FROM THE INVESTMENT ADVISER --
REPUBLIC NATIONAL BANK OF NEW YORK

U.S. ECONOMIC REVIEW
    The U.S. economy sustained its rapid expansion during the first six months of the fiscal year 1998, providing the foundation for a further extension of favorable performance in financial markets. Despite expectations at year end that falling export demand from Asia would quickly translate into slower US growth, GDP expanded at an annualized 4.0 to 4.5% for the first six months. The catalysts for strong growth has been the strength in domestic consumption and business fixed investment. Inflation remains tame with little prospect of a flare-up. Although labor markets remain tight, higher wages are not being passed on to consumers in the form of higher prices. Falling raw materials and commodities prices, especially oil, combined with intense global competition, have helped offset labor related price pressure. Judging from the producer price index, which continued to fall during the six month period, the inflation outlook should remain favorable for the balance of the fiscal year.

PORTFOLIO REVIEW

Republic New York Tax-Free Money Market Fund
--------------------------------------------
    The Republic New York Tax-Free Money Market Fund returned 1.49% and 1.61%* for Class A Shares (Investor Shares) and Class Y Shares (Adviser Shares) respectively, for the six months ended April 30, 1998, compared to 1.49% for the Lipper NY Money Market Fund Average.** The fund commenced sales of ("Class B Shares") on April 29, 1998. The return for Class B Shares for the period April 29 to April 30, 1998 is less than 0.01%.

    Prices for high grade municipal notes remained strong due to an increase in demand and lack of new issuance. Seasonal factors such as corporate and individual tax payments caused short term variable rates to rise slightly and the Fund purchased more of these securities to take advantage of the higher yields. As of April 30, 1998 the Fund's average maturity was 46 days and the portfolio consisted of 32% Floating Rate Demand Notes, 30% Tax Exempt Commercial Paper, 36% Fixed Rate Notes and 2% cash and cash equivalents.*** The Fund's annualized compounded 7-day yield through April 30, 1998 was 3.24% and 3.49% for Investor Shares and Adviser Shares, respectively.****

   *The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Market returns are measured in U.S. dollars and include re-invested dividends.
  **Lipper NY Money Market Fund Average: an average of all the funds in the
    Lipper New York universe.
 ***The composition of the Fund's holdings is subject to change.
****The performance set forth reflects the waiver of a portion of the fund's advisory or administrative fees. In the absence of such fee waivers the 7 day yield figures would have been 3.16% and 3.41% for Investor Shares and Adviser Shares, respectively.

This material must be preceded or accompanied by a current prospectus.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (UNAUDITED) -- APRIL 30, 1998

PRINCIPAL                                                                  MOODY'S/              VALUE
 AMOUNT             DESCRIPTION                    RATE     MATURITY        S&P(b)             (NOTE 2)
 ------             -----------                    ----     --------        ------             --------

            NEW YORK TAX FREE BONDS, NOTES AND COMMERCIAL PAPER -- 97.4%(a)
            NEW YORK TAX FREE MUNICIPAL NOTES -- 34.5%(a)
$2,000,000  Bay Shore, New York, Union Free
              School District, TANS ........      4.250%    06/29/98        NR/NR            $  2,004,980
   900,000  Bay Shore, New York, Union Free
              School District, General
              Obligations, TANS ............      4.250%    06/29/98        NR/NR                 900,565
 1,000,000  Brentwood, New York, Union Free
              School District, General
              Obligation, TANS .............      4.250%    06/30/98       MIG1/NE              1,000,553
 3,000,000  Brentwood, New York, Union Free
              School District, General
              Obligation, TANS .............      4.250%    06/30/98       MIG1/NE              3,002,893
 2,500,000  Buffalo, New York, General
              Obligation, RANS .............      4.400%    08/05/98      MIG1/SP-1+            2,503,721
 1,700,000  Chautauqua County, New York,
              General Obligation, TANS .....      4.000%    12/22/98       NE/SP-1+             1,704,558
 2,000,000  Commonwealth of Puerto Rico ....      4.500%    07/30/98      MIG1/SP-1+            2,003,623
 1,500,000  Connetquot, New York, Central
              School District, General
              Obligation, TANS .............      4.250%    06/25/98       MIG1/NR              1,500,874
 1,000,000  Erie County, New York, RANS, LOC
              - Union Bank of Switzerland -
              Series B .....................      4.500%    10/29/98       MIG1/NR              1,003,247
 3,200,000  Greatneck, Union Free School
              District, General Obligation,
              TANS .........................      4.250%    06/30/98       MIG1/NR              3,201,234
 2,000,000  Hempstead Town, New York,
              General Obligation, Series D,
              BANS .........................      4.000%    10/15/98        NE/NR               2,001,762
 1,250,000  Manhasset, New York, Union Free
              School District, General
              Obligation ...................      7.300%    01/01/99        NE/NR               1,280,635
   650,000  Massapequa, New York, Union Free
              School District, General
              Obligation, BANS .............      4.250%    10/29/98        NE/NR                 651,240
 2,000,000  Nassau City, General Obligation,
              TANS .........................      4.250%    08/31/98       NR/SP-1              2,003,062
 1,975,000  Nassau City, General Obligation,
              TANS .........................      4.250%    08/31/98       NR/SP-1              1,979,300
 2,000,000  Nassau County, New York, General
              Obligation, BANS .............      4.000%    08/17/98      MIG1/Sp-1             2,002,332
 1,000,000  New York City, General
              Obligations, RANS ............      4.500%    06/30/98      MIG1/Sp-1+            1,001,169
   500,000  New York State, Dormitory
              Authority Revenue, St. Mary's
              Hospital Amsterdam, LOC - MBIA      4.250%    05/01/98       Aaa/AAA                500,000
 2,000,000  Palmyra Macedon, New York,
              Central School District ......      4.375%    06/12/98      MIG1/SP-1+            2,001,163
 1,785,000  Port Authority of New York & New
              Jersey Special Obligation ....      3.350%    06/05/98        P1/A1+              1,785,000
 3,000,000  Suffolk County, New York,
              General Obligation ...........      4.250%    08/13/98      MIG1/Sp-1+            3,005,456
 2,000,000  West Babylon, New York, Union
              Free School District, General
              Obligation, TANS .............      4.250%    06/25/98        NR/NR               2,000,867
 2,000,000  Westchester County, New York,
              TANS .........................      3.590%    12/29/98       MIG1/NE              2,000,246
                                                                                             ------------
            TOTAL NEW YORK TAX FREE MUNICIPAL NOTES ..................................         41,034,759
                                                                                             ------------
            NEW YORK TAX FREE COMMERCIAL PAPER -- 28.6%(a)
 1,915,000  Monroe County ..................      3.800%    05/14/98        P1/A1+              1,915,000
 3,000,000  New York City, Municipal Water
              Finance Authority ............      3.350%    05/01/98        P1/A1+              3,000,000
 1,500,000  New York City, Municipal Water
              Finance Authority ............      3.600%    06/25/98        NR/A1+              1,500,000
 3,000,000  New York State, Dormitory
              Authority, Columbia...........      3.350%    05/13/98        P1/A1+              3,000,000
 1,000,000  New York State, Dormitory
              Authority, Sloan .............      3.350%    06/05/98      VMIG1/A1+             1,000,000
 1,000,000  New York State, Dormitory
              Authority, Sloan .............      3.250%    05/14/98      VMIG1/A1+             1,000,000
 2,000,000  New York State, Dormitory
              Authority, Sloan Tax Exempt ..      3.300%    05/13/98      VMIG1/A1+             2,000,000
 2,000,000  New York State, Dormitory
              Authority, Sloan Tax Exempt ..      3.450%    05/12/98      VMIG1/A1+             2,000,000
 2,200,000  New York State, Environmental,
              General Obligation ...........      3.500%    05/05/98        P1/A1+              2,200,000
 2,900,000  New York State, Environmental,
              General Obligation ...........      3.300%    06/12/98        P1/A1+              2,900,000
   500,000  New York State, Environmental,
              General Obligation ...........      3.550%    05/22/98        P1/A1+                500,000
 1,000,000  New York State, Environmental,
              General Obligation ...........      3.400%    06/01/98       VMIG1/P1             1,000,000
 1,000,000  New York State, General
              Obligation ...................      3.550%    05/07/98       VMIG1/P1             1,000,000
 2,000,000  New York State, General
              Obligation ...................      3.600%    05/15/98       VMIG1/P1             2,000,000
 2,000,000  New York State, General
              Obligation ...................      3.800%    07/08/98       VMIG1/P1             2,000,000
 1,000,000  New York, Municipal Assistance
              Corp. ........................      3.550%    05/08/98        P1/A1+              1,000,000
 2,500,000  New York, Municipal Assistance
              Corp. ........................      3.450%    05/08/98        P1/A1+              2,500,000
 1,000,000  New York, Municipal Assistance
              Corp. ........................      3.500%    05/11/98        P1/A1+              1,000,000
   500,000  New York State, Power Authority,
              Revenue & General Purpose ....      3.400%    05/20/98        P1/A1                 500,000
 2,000,000  Westchester County Health ......      3.500%    05/22/98        P1/A1+              2,000,000
                                                                                             ------------
            TOTAL NEW YORK TAX FREE COMMERCIAL PAPER .................................         34,015,000
                                                                                             ------------
            VARIABLE RATE DEMAND NOTES -- 34.3%(a)(c)
 2,000,000  Babylon, New York, Industrial
              Development Authority LOC
              Union Bank of Switzerland ....      3.900%    01/01/19       VMIG1/A1             2,000,000
 3,000,000  Babylon, New York, Industrial
              Development Authority LOC
              Union Bank of Switzerland ....      4.200%    12/01/24        NR/A1+              3,000,000
 2,000,000  Babylon, New York, Industrial
              Development Authority LOC
              Union Bank of Switzerland ....      4.200%    12/01/24        NR/A1+              2,000,000
   100,000  Dutchess County, New York,
              Industrial Development Agency,
              Laerdal Medical Corp. Project,
              Revenue, LOC - Bank of New
              York, AMT ....................      3.800%    10/01/15        NR/NR                 100,000
 1,000,000  Hempstead Town, New York,
              General Obligation, Series D,
              BANS .........................      4.100%    09/15/15        Aa1/NR              1,000,000
 1,382,100  New York City, Housing
              Development LOC Citibank .....      3.950%    02/01/07        NR/A1+              1,382,100
   617,900  New York City, Housing
              Development LOC Citibank .....      3.950%    02/01/07        NR/A1+                617,900
 2,000,000  New York City, Health Hospital
              Corp., LOC - Canadian Imperial
              Bank .........................      3.850%    02/15/26      VMIG1/A1+             2,000,000
   900,000  New York City, Health Hospital
              Corp., LOC - Toronto Dominion
              Bank .........................      3.850%    02/15/26      VMIG1/A1+               900,000
 3,000,000  New York City, Industrial
              Development Authority, Korean
              Airlines Co., LOC - Bankers
              Trust ........................      3.950%    11/01/24       VMIG1/A1             3,000,000
 1,800,000  New York City, TR Cultural
              Revenue, Museum of
              Broadcasting, LOC -
              Kredietbank N.V ..............      3.950%    05/01/14      VMIG1/A1+             1,800,000
 1,000,000  New York City, TR Cultural
              Revenue, Museum of
              Broadcasting, LOC -
              Kredietbank N.V ..............      3.950%    05/01/14      VMIG1/A1+             1,000,000
 1,000,000  New York State, Energy Research
              & Development Authority ......      4.500%    11/01/20        P1/NR               1,000,000
 2,000,000  New York State, Energy Research
              & Development Authority ......      4.500%    11/01/20        P1/NR               2,000,000
 1,000,000  New York State, Energy Research
              & Development Authority,
              Brooklyn Union ...............      3.950%    12/01/20      VMIG1/A1+             1,000,000
 1,000,000  New York State, Energy Research
              & Development Authority,
              Brooklyn Union ...............      3.950%    12/01/20        P1/NR               1,000,000
 2,000,000  New York State, General
              Obligation ...................      4.000%    02/15/16      VMIG1/A1+             2,000,000
 3,000,000  New York State, Industrial
              Development Agency, Civic Fac
              Revenue, Cold Spring, HBR Lab
              project ......................      4.100%    07/01/19      VMIG1/A1+             3,000,000
   900,000  New York State, Industrial
              Development Agency, Civic Fac
              Revenue, Cold Spring, HBR Lab
              project ......................      4.100%    07/01/19      VMIG1/A1+               900,000
 1,700,000  New York State, Local Government
              Assistance Corp. .............      3.900%    04/01/25      VMIG1/A1+             1,700,000
   300,000  New York State, Local Government
              Assistance Corp. .............      3.900%    04/01/25      VMIG1/A1+               300,000
 2,000,000  New York State, Power Authority,
              Revenue & General Purpose ....      3.600%    03/01/16      VMIG1/A1+             2,000,000
   200,000  Port Authority of New York & New
              Jersey Special Obligation ....      4.150%    08/01/24      VMIG1/A1+               200,000
   100,000  Port Authority of New York & New
              Jersey Special Obligation ....      4.150%    08/01/24      VMIG1/A1+               100,000
 1,000,000  Port Authority of New York & New
              Jersey Special Obligation ....      4.300%    08/01/28      VMIG1/A1+             1,000,000
   800,000  Port Authority of New York & New
              Jersey Special Obligation ....      4.300%    08/01/28      VMIG1/A1+               800,000
 1,000,000  Port Authority of New York & New
              Jersey Special Obligation ....      4.300%    08/01/28      VMIG1/A1+             1,000,000
 1,000,000  Suffolk County, Industrial
              Development Agency YWHA, LOC -
              European American Bank .......      4.300%    12/01/12       VMIG1/NR             1,000,000
 1,500,000  Suffolk County, New York, Water
              Authority ....................      4.000%    02/08/01       VMIG1/NR             1,500,000
 1,000,000  Suffolk County, New York, Water
              Authority ....................      4.000%    02/08/01       VMIG1/NR             1,000,000
   600,000  Suffolk County, New York, Water
              Authority ....................      4.000%    02/08/01       VMIG1/NR               600,000
                                                                                             ------------
            TOTAL VARIABLE RATE DEMAND NOTES .........................................         40,900,000
                                                                                             ------------
            TOTAL NEW YORK TAX FREE BONDS, NOTES AND
              COMMERCIAL PAPER .......................................................        115,949,759
                                                                                             ------------


                                                                                                VALUE
 SHARES             DESCRIPTION                             MATURITY                           (NOTE 2)
 ------             -----------                             --------                           --------
                    OTHER MUNICIPAL -- 1.9%(a)
                    MUTUAL FUNDS
         2,285,000  Provident NY Tax Free Money Market Fund ...........................      $  2,285,000
                                                                                             ------------
TOTAL INVESTMENTS AT AMORTIZED COST}D{ ................................................       118,234,759
CASH ..................................................................................               888
INTEREST RECEIVABLE ...................................................................         1,180,489
DEFERRED ORGANIZATION EXPENSE .........................................................             9,911
DIVIDENDS PAYABLE .....................................................................          (339,652)
SHAREHOLDER SERVICE FEES PAYABLE ......................................................           (24,524)
INVESTMENT ADVISORY FEES PAYABLE ......................................................           (10,588)
REGISTRATION AND FILING FEES PAYABLE ..................................................            (7,706)
PROFESSIONAL FEES PAYABLE .............................................................           (25,049)
ADMINISTRATION FEE PAYABLE ............................................................           (20,025)
OTHER LIABILITIES IN EXCESS OF ASSETS .................................................           (13,789)
                                                                                             ------------
NET ASSETS ............................................................................      $118,984,714
                                                                                             ============
Represented by:
  Paid-in capital .....................................................................      $118,996,319
  Distributions in excess of net investment income ....................................              (208)
  Accumulated net realized losses on investments ......................................           (11,397)
                                                                                             ------------
NET ASSETS ............................................................................      $118,984,714
                                                                                             ============
NET ASSETS:
Investor shares -- Applicable to 101,385,481 shares of beneficial interest outstanding
  (unlimited number of shares authorized) .............................................      $101,375,451
Class B Shares -- Applicable to 105,074 shares of beneficial interest outstanding
  (unlimited number of shares authorized) .............................................           105,074
Adviser Shares -- Applicable to 17,505,765 shares of beneficial interest outstanding
  (unlimited number of shares authorized) .............................................        17,504,189
                                                                                             ------------
Net Assets ............................................................................      $118,984,714
                                                                                             ============
Net Asset Value, Offering Price and Redemption Price Per Share
  (Class A Shares, Class B Shares and Adviser Shares) .................................             $1.00
                                                                                                    =====

(a) Percentages indicated are based on net assets.
(b) The Moody's or Standard & Poor's rating indicated are believed to be the most recent ratings available at April 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 1998. These ratings are unaudited.
(c) Represents a variable rate demand note. Interest resets daily or weekly. Interest rate disclosed represents current rate at April 30, 1998.
(d) For Federal income tax purposes, the cost of securities owned at April 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

AMBAC --  American Municipal Bond Assurance Corporation
AMT   --  Interest on security is subject to Federal Alternative Minimum Tax
BANs  --  Bond Anticipation Notes
FGIC  --  Federal Guaranty Insurance Corporation
FSA   --  Financial Security Assurance Holding
LOC   --  Letter of Credit
MBIA  --  Municipal Bond Insurance Association
RANs  --  Revenue Anticipation Notes
TANs  --  Tax Anticipation Notes

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:
Interest income ..................................................  $2,357,003

EXPENSES:
  Shareholder service fees -- Investor shares .........  $142,059
  Advisory fees .......................................    99,252
  Administrative service fees .........................    66,071
  Custodian fees and expenses .........................    14,903
  Fund accounting fees ................................    22,319
  Registration fees ...................................     7,928
  Transfer agent fees .................................    14,836
  Legal Fees ..........................................    12,565
  Audit fees ..........................................     8,102
  Reports to shareholders .............................     4,215
  Insurance expense ...................................     1,653
  Trustees' fees ......................................     1,100
  Other expenses ......................................    17,395
                                                         --------
Total expenses ........................................   412,398
Voluntary fee reductions and reimbursement of expenses    (53,223)
                                                         --------
      Total net expenses .........................................     359,175
                                                                    ----------
NET INVESTMENT INCOME ............................................   1,997,828
                                                                    ----------

REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions .................      (1,486)
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $1,996,342
                                                                    ==========

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE
                                                              PERIOD
                                                               ENDED              FOR THE
                                                          APRIL 30, 1998         YEAR ENDED
                                                            (UNAUDITED)       OCTOBER 31, 1997
                                                         -----------------  --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income .................................      $  1,997,828         $  2,941,757
Net realized losses on investment transactions ........            (1,486)              (9,911)
                                                             ------------         ------------
Change in net assets resulting from operations ........         1,996,342            2,931,846
                                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A Shares ......................................        (1,702,375)          (2,637,696)
  Class B Shares (a) ..................................               (15)               --
  Adviser Shares (b) ..................................          (295,452)            (304,270)
                                                             ------------         ------------
Change in net assets from shareholder distributions ...        (1,997,827)          (2,941,966)
                                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares ........................       326,546,067          456,818,399
  Dividends reinvested ................................         1,566,298            2,449,643
  Payments for shares redeemed ........................      (341,124,484)        (409,567,308)
                                                             ------------         ------------
Change in net assets from capital share transactions ..       (13,012,119)          49,700,734
                                                             ------------         ------------
CHANGE IN NET ASSETS ..................................       (13,013,604)          49,690,614
NET ASSETS:
  Beginning of period .................................       131,998,318           82,307,704
                                                             ------------         ------------
  End of period (including distributions in excess of
    income of $208 and $209, respectively) ............      $118,984,714         $131,998,318
                                                             ============         ============
(a) The Fund commenced offering Class B Shares on April 29, 1998.
(b) The Fund commenced offering Adviser Shares on July 1, 1996.

                                See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION: Republic New York Tax-Free Money Market Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies. The financial statements for the other six funds are presented separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end diversified management investment company.

        The Fund is authorized to issue three classes of shares, Class A Shares (formerly designated Class C Shares) ("Investor Shares"), ("Class B Shares") and Class Y Shares ("Adviser Shares"). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses exclusively allocable to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Fund's investment objective is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing the assets of the Fund primarily in a non-diversified portfolio of short-term, high quality, fixed rate and variable rate tax-exempt money market instruments with maturities of 397 days or less, including obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and in participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations.

        Republic National Bank of New York ("Republic" or the "Adviser") serves as Investment Adviser to the Fund. BISYS Fund Services, Inc., ("BISYS" or the "Sponsor") serves as administrator, distributor and sponsor and transfer agent of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities of the Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined by comparing the amortized cost of the security lot sold with the net sales proceeds.

    EXPENSE ALLOCATION:
    Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized gains to their shareholders.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    The Fund's net investment income is declared daily and paid monthly to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

        The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as return of capital distributions.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

    UNAMORTIZED ORGANIZATION EXPENSES:
    The Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a straight-line basis over a five year period from the commencement of operations.

3.  RELATED PARTY TRANSACTIONS:
    ADVISORY FEES:
    Republic acts as investment adviser to the Fund. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.15% of average daily net assets. During the period ended April 30, 1998, the advisory fee was $99,252 of which $53,223 was voluntarily waived.

    ADMINISTRATION:
    Pursuant to an Administrative Services Agreement, BISYS provides the Fund with general office facilities and supervises the overall administration of the Fund including, among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. For its services to the Fund, BISYS receives from the Fund fees payable monthly equal on an annual basis to 0.10% of the Fund's average daily net assets up to $1 billion; 0.08% of the next $1 billion of such assets; and 0.07% of such assets in excess of $2 billion. During the period ended April 30, 1998, the administrative service fees were $66,071.

    CUSTODY:
    The custody function was transferred to Republic National Bank of New York on December 1, 1997.

    FUND ACCOUNTING:
    Pursuant to a Fund Accounting Agreement, Investors Bank & Trust Company ("IBT") serves as a fund accounting agent to the Fund. For its services to the Fund, IBT receives fees payable monthly equal on an annual basis to $45,000.

    TRANSFER AGENT:
    Pursuant to a Transfer Agent Agreement, Investors Bank & Trust Company ("IBT") serves as a transfer agent for the Fund's Investor Shares and Adviser Shares. BISYS serves as a transfer agent for the Fund's Class B Shares. For its services to the Fund, IBT receives fees payable monthly equal on an annual basis to $30,000 and BISYS receives fees payable monthly equal on an annual basis to $5,000.

    RULE 12B-1 PLAN EXPENSES:
    The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor for amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing the Fund's Investor Shares and Class B Shares at a rate not to exceed 0.25% of the average daily net assets of the Investor Shares and Class B Shares. During the period, no distribution fees were incurred or paid by the Fund.

    SHAREHOLDER SERVICING EXPENSES:
    The Fund has entered into a Shareholder Servicing Agreement with each shareholder servicing agent pursuant to the Administrative Services Plan. Each shareholder servicing agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced, the level of activity in such accounts and the expenses incurred by the shareholder servicing agent. The aggregate fees paid to the Distributor pursuant to the Plan and to shareholder servicing agents pursuant to the Administrative Services Plan historically have not exceeded 0.25% annually of the Fund's average daily net assets of Class A Shares and 1.00% of the Fund's average daily net assets of Class B Shares. During the period ended April 30, 1998, shareholder servicing fees were $142,059.

    WAIVER OF EXPENSES:
    The Manager voluntarily agreed to waive a portion of its fees. For the period ended April 30, 1998, expenses of the Fund were voluntarily limited to 0.65%, 1.40% and 0.40 % of the Fund's average daily net assets attributable to the Class A Shares, Class B Shares and Adviser Shares respectively. During the period ended April 30, 1998, the combined amount of fees waived for Class A Shares, Class B Shares and Adviser Shares were $45,780, $2 and $7,441, respectively.

    TRUSTEES' FEES:
    The fees paid and the amount of out-of-pocket expenses reimbursed to the Trustees amounted to $1,100 for the period ended April 30, 1998.

4.  CAPITAL SHARE TRANSACTIONS:
    Transactions in shares of beneficial interest for the Fund were as follows:

                                      CLASS A SHARES          CLASS B SHARES         ADVISER SHARES
                                       PERIOD ENDED            PERIOD ENDED           PERIOD ENDED
                                      APRIL 30, 1998         APRIL 30, 1998(a)       APRIL 30, 1998
                                      --------------         -----------------       --------------
    Shares issued .............         205,808,505               105,074              120,632,489
    Shares reinvested .........           1,509,376                     0                   56,922
    Shares redeemed ...........        (229,265,315)                    0             (111,859,169)
                                       ------------               -------             ------------
        Net increase ..........         (21,947,434)              105,074                8,830,242
                                       ============               =======             ============

                                      CLASS A SHARES                                ADVISER SHARES
                                        YEAR ENDED                                    YEAR ENDED
                                     OCTOBER 31, 1997                             OCTOBER 31, 1997(b)
                                     ----------------                             -------------------
    Shares issued .............         285,607,214                                    171,211,185
    Shares reinvested .........           2,398,796                                         50,847
    Shares redeemed ...........        (243,267,094)                                  (166,300,214)
                                       ------------                                   ------------
        Net increase ..........          44,738,916                                      4,961,818
                                       ============                                   ============
(a) For the period from April 29,1998 (date of initial offering) to April 30, 1998.
(b) For the period from July 1,1996 (date of initial offering) to October 31, 1996.

5.  CONCENTRATION OF CREDIT RISK:
    The Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS A SHARES

                                                                                             FOR THE PERIOD
                                      FOR THE                                                 NOVEMBER 17,
                                       PERIOD                                                     1994
                                        ENDED             FOR THE             FOR THE         (COMMENCEMENT
                                      APRIL 30,          YEAR ENDED         YEAR ENDED       OF OFFERING) TO
                                        1998            OCTOBER 31,         OCTOBER 31,        OCTOBER 31,
                                     (UNAUDITED)            1997               1996               1995
                                     -----------        -----------         -----------       --------------
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD .......           $1.00               $1.00              $1.00              $1.00
                                        -----               -----              -----              -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .....           0.015               0.030              0.030              0.033
  Net realized losses on
    investment transactions .           0.000               0.000*                --                 --
                                        -----               -----              -----              -----
Total income from investment
  operations ................           0.015               0.030              0.030              0.033
                                        -----               -----              -----              -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders
    from net investment
    income ..................          (0.015)             (0.030)            (0.030)            (0.033)
                                        -----               -----              -----              -----
Total dividends and
  distributions .............          (0.015)             (0.030)            (0.030)            (0.033)
                                        -----               -----              -----              -----
NET ASSET VALUE PER SHARE,
  END OF PERIOD .............           $1.00               $1.00              $1.00              $1.00
                                        =====               =====              =====              =====
Total return ................           1.49%(c)            3.01%              3.04%              3.31%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of
    period (000's) ..........        $101,375            $123,324            $78,594            $52,652
  Ratio of expenses to
    average net assets ......           0.57%(b)            0.60%              0.54%              0.41%(b)
  Ratio of net investment
    income to average net
    assets ..................           2.98%(b)            2.98%              2.97%              3.45%(b)
  Ratio of expenses to
    average net assets (a) ..           0.65%(b)            0.72%              0.63%              0.65%(b)
  Ratio of net investment
    income to average net
    assets (a) ..............           2.90%(b)            2.86%              2.88%              3.20%(b)

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.01 per share.

                                    See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES
                                                                  FOR THE
                                                                  PERIOD
                                                              APRIL 29, 1998
                                                             (COMMENCEMENT OF
                                                               OFFERING) TO
                                                              APRIL 30, 1998
                                                                (UNAUDITED)
                                                             ----------------

NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ............        $1.00
                                                                   -----
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .................................        0.000*
    Net realized losses on investment transactions ........        0.000
                                                                   -----
Total income from investment operations ...................        0.000
                                                                   -----
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends to shareholders from net investment income ..        0.000*
                                                                   -----
Total dividends and distributions .........................        0.000
                                                                   -----
NET ASSET VALUE PER SHARE, END OF PERIOD ..................        $1.00
                                                                   =====
Total return ..............................................        0.01%(c)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, at end of period (000's) ..................        $ 105
    Ratio of expenses to average net assets ...............        1.32%(b)
    Ratio of net investment income to average net assets ..        2.23%(b)
    Ratio of expenses to average net assets (a) ...........        1.40%(b)
    Ratio of net investment income to average net assets (a)       2.15%(b)

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
    The total return is calculated excluding the contingent deferred sales charge that applies to redemptions of Class B shares.
*   Less than $0.001 per share.
                      See notes to financial statements.

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - ADVISOR SHARES

                                                     FOR THE                         FOR THE PERIOD
                                                      PERIOD         FOR THE         JULY 1, 1996
                                                      ENDED            YEAR         (COMMENCEMENT OF
                                                     APRIL 30          ENDED          OFFERING) TO
                                                       1998          OCTOBER 31,        OCTOBER 31,
                                                    (UNAUDITED)         1997               1996
                                                    ----------       -----------      --------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD         $1.00            $1.00              $1.00
                                                       -----            -----              -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................        0.016            0.032              0.010
  Net realized losses on investment
    transactions ..............................        0.000            0.000*              --
                                                       -----            -----              -----
Total income from investment operations .......        0.016            0.032              0.010
                                                       -----            -----              -----
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders from net investment
    income ....................................       (0.016)          (0.032)            (0.010)
                                                       -----            -----              -----
Total dividends and distributions .............       (0.016)          (0.032)            (0.010)
                                                       -----            -----              -----
NET ASSET VALUE PER SHARE, END OF PERIOD  .....        $1.00            $1.00              $1.00
                                                       =====            =====              =====
Total return ..................................        1.61%(c)         3.27%              1.03%(c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000's) ........      $17,504           $8,674             $3,714
  Ratio of expenses to average net assets .....        0.32%(b)         0.35%              0.35%(b)
  Ratio of net investment income to average net
    assets ....................................        3.23%(b)         3.23%              3.12%(b)
  Ratio of expenses to average net assets (a) .        0.40%(b)         0.47%              0.45%(b)
  Ratio of net investment income to average net
    assets (a) ................................        3.15%(b)         3.13%              3.02%(b)

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                 See notes to financial statements.

----------------
REPUBLIC
NEW YORK TAX-FREE
MONEY MARKET FUND


INVESTMENT ADVISER AND CUSTODIAN
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR, SPONSOR
AND TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT
Investors Bank & Trust Company
200 Clarendon Street
16th Floor
Boston, MA 02116

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
200 Clarendon Street
16th Floor
Boston, MA 02116